Interest-Bearing Loans and Borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Current:
Interest-bearing loans and borrowings, current (in Yuan Renminbi)		¥ 62,226	¥ 52,815
Non-current:
Interest-bearing loans and borrowings, Non Current (in Yuan Renminbi)		¥ 65,226	54,029
Secured Bank Loan [Member]
Current:
Effective interest rate, current		3.45%
Maturity, current		November 27, 2025
Interest-bearing loans and borrowings, current (in Yuan Renminbi)			5,000
Guaranteed or pledged by, current		Beijing Guohua Wenke
Non-current:
Effective interest rate, Non Current		10.34%
Maturity, Non Current		Jan.08, 2026
Interest-bearing loans and borrowings, Non Current (in Yuan Renminbi)		¥ 1,500	1,214
Guaranteed or pledged by, Non Current		Beijing Guohua Wenke
Secured Bank Loan [Member]
Current:
Effective interest rate, current		3.45%
Maturity, current		November 27, 2025
Interest-bearing loans and borrowings, current (in Yuan Renminbi)			5,000
Guaranteed or pledged by, current		Beijing Guohua Wenke
Non-current:
Guaranteed or pledged by, Non Current		Beijing Guohua Wenke
Secured Bank Loan [Member]
Current:
Effective interest rate, current		3.65%
Maturity, current		January 25, 2025
Interest-bearing loans and borrowings, current (in Yuan Renminbi)			3,000
Guaranteed or pledged by, current		Beijing Haidian Technology
Non-current:
Guaranteed or pledged by, Non Current		Beijing Haidian Technology
Secured Bank Loan [Member]
Current:
Effective interest rate, current		2.85%
Maturity, current		December 02, 2025
Interest-bearing loans and borrowings, current (in Yuan Renminbi)			3,700
Guaranteed or pledged by, current
Non-current:
Guaranteed or pledged by, Non Current
Secured Bank Loan [Member]
Current:
Effective interest rate, current		3.45%
Maturity, current		On demand
Interest-bearing loans and borrowings, current (in Yuan Renminbi)		¥ 10,000
Guaranteed or pledged by, current
Non-current:
Guaranteed or pledged by, Non Current
Secured Bank Loan [Member]
Current:
Effective interest rate, current		3.50%
Maturity, current		On demand
Interest-bearing loans and borrowings, current (in Yuan Renminbi)		¥ 10,000
Guaranteed or pledged by, current		He Yu
Non-current:
Guaranteed or pledged by, Non Current		He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate, current		5.50%
Maturity, current		On demand
Interest-bearing loans and borrowings, current (in Yuan Renminbi)
Guaranteed or pledged by, current		He Yu
Non-current:
Guaranteed or pledged by, Non Current		He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate, current		4.00%
Maturity, current		On demand
Interest-bearing loans and borrowings, current (in Yuan Renminbi)		¥ 3,000
Guaranteed or pledged by, current		He Yu
Non-current:
Guaranteed or pledged by, Non Current		He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate, current		3.65%
Maturity, current		On demand
Interest-bearing loans and borrowings, current (in Yuan Renminbi)		¥ 3,000
Guaranteed or pledged by, current		He Yu
Non-current:
Guaranteed or pledged by, Non Current		He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate, current		3.90%
Maturity, current		On demand
Interest-bearing loans and borrowings, current (in Yuan Renminbi)		¥ 4,000
Guaranteed or pledged by, current		He Yu
Non-current:
Guaranteed or pledged by, Non Current		He Yu
Secured Bank Loan [Member]
Current:
Effective interest rate, current		5.15%
Maturity, current		On demand
Interest-bearing loans and borrowings, current (in Yuan Renminbi)		¥ 1,000
Guaranteed or pledged by, current		Xiongbiao Ma
Non-current:
Guaranteed or pledged by, Non Current		Xiongbiao Ma
Secured Other Borrowings [Member]
Current:
Effective interest rate, current		12.63%
Maturity, current		Sep 18, 2025
Interest-bearing loans and borrowings, current (in Yuan Renminbi)			1,143
Guaranteed or pledged by, current		Xiongbiao Ma
Non-current:
Effective interest rate, Non Current		12.63%
Maturity, Non Current		Sep 18, 2025
Interest-bearing loans and borrowings, Non Current (in Yuan Renminbi)		¥ 1,500
Guaranteed or pledged by, Non Current		Xiongbiao Ma
Secured Other Borrowings [Member]
Current:
Effective interest rate, current		12.00%
Maturity, current	[1]	December 27, 2024
Interest-bearing loans and borrowings, current (in Yuan Renminbi)	[1]	¥ 31,226	¥ 34,983
Guaranteed or pledged by, current	[1]	He Yu
Non-current:
Guaranteed or pledged by, Non Current	[1]	He Yu

[1]	This loan has expired in December, 2024. The Group is in negotiation with the counter-party regarding the repayment terms.